Inventories	12 Months Ended
Dec. 31, 2011
Inventories
3.	INVENTORIES

Inventories by major category included the following:

	December 31,
(Dollars in thousands)	2011	2010
Raw materials	$27,953	$27,709
Woodyard logs	5,931	3,863
Work-in-process	19,120	16,416
Finished goods	87,585	67,817
Replacement parts and other supplies	26,287	26,711

Inventories	$166,876	$142,516